Fair Value of Assets and Liabilities - Assets and liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Fair value	$ 4,918,874	$ 4,434,362
Equity securities	251,437	274,133
Short-term investments	133,045	224,098
Other investments:
Other investments: Free-standing derivatives			$ 394
Counterparty and cash collateral netting	(377)	(846)
Separate account assets	286,751	265,546
Derivative asset, fair value	$ (377)	$ (846)
% of total assets at fair value	0.00%	0.00%
Total	$ 6,020,591	$ 5,543,933
Liabilities
Counterparty and cash collateral netting	287	15
Total liabilities at fair value, Counterparty and cash collateral netting	$ 287	$ 15
% of total liabilities at fair value	(1.10%)	(0.10%)
Fair value
Assets
Fair value	$ 4,918,874	$ 4,434,362
Equity securities	251,437	274,133
Short-term investments	133,045	224,098
Other investments:
Other investments: Free-standing derivatives	8,097	5,237
Separate account assets	286,751	265,546
Other assets	313,900	231,491
Total recurring basis assets	$ 5,912,104	$ 5,434,867
% of total assets at fair value	100.00%	100.00%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ (20,193)	$ (16,653)
Other liabilities: Free-standing derivatives	(5,521)	(2,905)
Total recurring basis liabilities	$ (25,714)	$ (19,558)
% of total liabilities at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fair value	$ 144,905	$ 52,814
U.S. government and agencies | Fair value
Assets
Fair value	144,905	52,814
Municipal
Assets
Fair value	544,553	552,280
Municipal | Fair value
Assets
Fair value	544,553	552,280
Corporate - public | Fair value
Assets
Fair value	3,127,680	2,693,901
Corporate - privately placed | Fair value
Assets
Fair value	1,026,047	981,344
Foreign government
Assets
Fair value	72,087	140,166
Foreign government | Fair value
Assets
Fair value	72,087	140,166
MBS
Assets
Fair value	3,602	13,857
MBS | Fair value
Assets
Fair value	3,602	13,857
Quoted prices in active markets for identical assets (Level 1)
Assets
Fair value	102,167	2,250
Equity securities	243,076	265,195
Short-term investments	112,293	124,763
Other investments:
Other investments: Free-standing derivatives	0	0
Separate account assets	286,751	265,546
Other assets	0	0
Total recurring basis assets	$ 744,287	$ 657,754
% of total assets at fair value	12.60%	12.10%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ 0	$ 0
Other liabilities: Free-standing derivatives	0	0
Total recurring basis liabilities	$ 0	$ 0
% of total liabilities at fair value	0.00%	0.00%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fair value	$ 102,167	$ 2,250
Quoted prices in active markets for identical assets (Level 1) | Municipal
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate - public
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate - privately placed
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Foreign government
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | MBS
Assets
Fair value	0	0
Significant other observable inputs (Level 2)
Assets
Fair value	4,789,891	4,385,923
Equity securities	590	858
Short-term investments	20,752	99,335
Other investments:
Other investments: Free-standing derivatives	8,451	6,008
Separate account assets	0	0
Other assets	0	0
Total recurring basis assets	$ 4,819,684	$ 4,492,124
% of total assets at fair value	81.50%	82.60%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ 0	$ 0
Other liabilities: Free-standing derivatives	(5,808)	(2,920)
Total recurring basis liabilities	$ (5,808)	$ (2,920)
% of total liabilities at fair value	22.60%	15.00%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fair value	$ 42,738	$ 50,564
Significant other observable inputs (Level 2) | Municipal
Assets
Fair value	528,272	530,584
Significant other observable inputs (Level 2) | Corporate - public
Assets
Fair value	3,122,120	2,688,680
Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fair value	1,021,072	962,072
Significant other observable inputs (Level 2) | Foreign government
Assets
Fair value	72,087	140,166
Significant other observable inputs (Level 2) | MBS
Assets
Fair value	3,602	13,857
Significant unobservable inputs (Level 3)
Assets
Fair value	26,816	46,189
Equity securities	7,771	8,080
Short-term investments	0	0
Other investments:
Other investments: Free-standing derivatives	23	75
Separate account assets	0	0
Other assets	313,900	231,491
Total recurring basis assets	$ 348,510	$ 285,835
% of total assets at fair value	5.90%	5.30%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ (20,193)	$ (16,653)
Other liabilities: Free-standing derivatives	0	0
Total recurring basis liabilities	$ (20,193)	$ (16,653)
% of total liabilities at fair value	78.50%	85.10%
Significant unobservable inputs (Level 3) | U.S. government and agencies
Assets
Fair value	$ 0	$ 0
Significant unobservable inputs (Level 3) | Municipal
Assets
Fair value	16,281	21,696
Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fair value	5,560	5,221
Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fair value	4,975	19,272
Significant unobservable inputs (Level 3) | Foreign government
Assets
Fair value	0	0
Significant unobservable inputs (Level 3) | MBS
Assets
Fair value	0	0
Investments reported at NAV
Other investments:
Investments reported at NAV	$ 108,487	$ 109,066